Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times.
Award Timing Method [Text Block]	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times.
MNPI Disclosure Timed for Compensation Value [Flag]	false